Acquisitions and Related Transactions Acquisitions (2012 Narrative) (Details) shares in Millions, $ in Millions			1 Months Ended			3 Months Ended									9 Months Ended		12 Months Ended
	Mar. 31, 2012 USD ($) shares	Jan. 12, 2012 USD ($) shares	Sep. 30, 2013 USD ($)	Apr. 30, 2013 USD ($) shares	Oct. 31, 2012 USD ($) shares	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Jun. 30, 2012 USD ($)	Sep. 30, 2013 USD ($) shares	Sep. 30, 2012 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Oct. 05, 2012 quarters	Mar. 25, 2012
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	2.2
General Partner Interest																				2.00%
Incentive Distribution Rights																				100.00%
Revenues						$ 13,481	$ 14,987	$ 14,143	$ 13,080	$ 12,607	$ 12,486	$ 12,063	$ 11,179				$ 55,691	$ 48,335	$ 16,964
Net Income (Loss) Attributable to Parent																	633	196	304
Proceeds from the sale of other assets																	62	89	$ 44
Southern Union Merger [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 3,010
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	57.0
Business Combination, Acquisition Related Costs																		38
Citrus Merger [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 2,000
Interest ownership																					50.00%
Payments to Acquire Businesses, Gross	$ 1,900
Sunoco Merger [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross					$ 2,600
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares					55.0
Business Combination, Acquisition Related Costs																	28
Revenues																	5,930
Net Income (Loss) Attributable to Parent																	14
Holdco Transaction [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross				$ 1,400
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				49.5
Relinquishment Of Rights Of Incentive Distributions					$ 210
Number of periods of incentive distributions to be relinquished in future periods upon closing of transaction. | quarters																				12
Canyon Disposal [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred																	$ 207
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax																$ 132
ETP's Propane Operations [Member]
Business Acquisition [Line Items]
Proceeds from the sale of other assets		$ 1,460
Sunoco [Member] | Holdco Transaction [Member]
Business Acquisition [Line Items]
Cash Acquired from Acquisition															$ 2,000
ETP [Member]
Business Acquisition [Line Items]
Incentive Distribution Rights						100.00%											100.00%
Southern Union [Member]
Business Acquisition [Line Items]
Revenues																		1,260
Net Income (Loss) Attributable to Parent																		$ 39
Holdco [Member] | ETE [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest															60.00%
Holdco [Member] | ETP [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest															40.00%		100.00%
PES Joint Venture [Member] | Carlyle Group [Member]
Business Acquisition [Line Items]
Interest ownership						67.00%											67.00%
PES Joint Venture [Member] | Sunoco [Member]
Business Acquisition [Line Items]
Interest ownership						33.00%											33.00%
Retained Interest, Fair Value Disclosure						$ 75											$ 75
Sunoco Logistics [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest					32.00%
Sunoco Logistics [Member] | Sunoco Merger [Member]
Business Acquisition [Line Items]
Revenues																	3,110
Net Income (Loss) Attributable to Parent																	145
AmeriGas [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		30.0
Long-term debt assumed and non-compete agreement notes payable issued in acquisitions		$ 71
Contingent Residual Support Agreement Obligation		$ 1,500				$ 1,550											$ 1,550
AmeriGas [Member] | Propane Cylinder Exchange Business [Member]
Business Acquisition [Line Items]
Proceeds from the sale of other assets														$ 43
Class F Units [Member] | ETP [Member] | Holdco Transaction [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares															90.7
Missouri Gas Energy [Member]
Business Acquisition [Line Items]
Proceeds from the sale of other assets			$ 975